LONG-TERM LOANS - Other significant information relating to bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp 17,746	$ 1,064	Rp 15,866	Rp 10,276
Unused facility	42,109	$ 67
BNI 2018 - 2025 | Rupiah
Borrowings and other credit facilities
Total facility	22,825
Current period payment	2,131
Bank Mandiri 2018 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	9,975
Current period payment	2,320
BCA 2020 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	18,686
Current period payment	2,443
Bank loans
Borrowings and other credit facilities
Current maturities	17,746		Rp 13,519
Bank loans | TLT | BNI
Borrowings and other credit facilities
Waiver for loan amount	47
Monthly Repayment of Interest | BNI 2013 | Rupiah
Borrowings and other credit facilities
Total facility	650
Current period payment	Rp 61
Monthly Repayment of Interest | BNI 2013 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.25%	2.25%
Monthly Repayment of Interest | BNI 2018 - 2025 | Rupiah | Minimum | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.75%	0.75%
Monthly Repayment of Interest | BNI 2018 - 2025 | Rupiah | Maximum | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.65%	1.65%
Monthly Repayment of Interest | Bank Mandiri 2018 - 2024 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.85%	0.85%
Monthly Repayment of Interest | Bank Mandiri 2018 - 2024 | Rupiah | IndONIA Rate - 3 Months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.90%	0.90%
Monthly Repayment of Interest | BSI 2021 - 2022 | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	5.30%	5.30%
Monthly Repayment of Interest | BSI 2021 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,000
Current period payment	5,000
Monthly Repayment of Interest | BSI 2024 | Rupiah
Borrowings and other credit facilities
Total facility	2,500
Current period payment	Rp 417
Monthly Repayment of Interest | BSI 2024 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.85%	0.85%
Monthly Repayment of Interest | BRI 2019 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 3,000
Current period payment	Rp 1,214
Monthly Repayment of Interest | BRI 2019 - 2023 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%	1.00%
Monthly Repayment of Interest | BCA 2020 - 2024 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.75%	0.75%
Monthly Repayment of Interest | BCA 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,000
Current period payment	Rp 5,000
Interest rate (as a percent)	6.10%	6.10%
Monthly Repayment of Interest | DBS 2021-2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 5,500
Current period payment	Rp 1,283
Monthly Repayment of Interest | DBS 2021-2023 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.95%	0.95%
Monthly Repayment of Interest | Bank of China 2019 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,900
Current period payment	Rp 1,900
Interest rate (as a percent)	5.05%	5.05%
Monthly Repayment of Interest | Bank CIMB Niaga 2019 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,300
Current period payment	Rp 960
Monthly Repayment of Interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.90%	0.90%
Monthly Repayment of Interest | Bank CIMB Niaga 2025 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000
Current period payment	Rp 2,000
Interest rate (as a percent)	4.70%	4.70%
Monthly Repayment of Interest | Bank Permata 2020 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,250
Current period payment	Rp 292
Monthly Repayment of Interest | Bank Permata 2020 - 2024 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.02%	1.02%
Monthly Repayment of Interest | Bank Permata 2025 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000
Current period payment	Rp 2,000
Interest rate (as a percent)	5.85%	5.85%
Monthly Repayment of Interest | HSBC 2021 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,250
Current period payment	Rp 216
Monthly Repayment of Interest | HSBC 2021 - 2023 | Rupiah | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.90%	0.90%
Monthly Repayment of Interest | Bank Danamon 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 24
Current period payment	Rp 3
Interest rate (as a percent)	8.75%	8.75%
Monthly Repayment of Interest | Bank ANZ 2025 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,500
Current period payment	Rp 3,000
Interest rate (as a percent)	5.32%	5.32%
Quarterly repayment of interest | BNI 2018 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,540
Current period payment	Rp 110
Quarterly repayment of interest | BNI 2018 | Rupiah | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%	1.50%
Quarterly repayment of interest | BNI 2018 - 2025 | Rupiah | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%	0.25%
Quarterly repayment of interest | BNI 2018 - 2025 | Rupiah | IndONIA Rate - 3 Months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.75%	0.75%
Quarterly repayment of interest | Bank Mandiri 2018 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 4,000
Current period payment	Rp 11,000
Interest rate (as a percent)	5.00%	5.00%
Quarterly repayment of interest | Bank Mandiri 2018 - 2024 | Rupiah | Minimum | IndONIA Rate - 1 Month
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%	0.25%
Quarterly repayment of interest | BRI 2019 - 2023 | Rupiah | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.75%	0.75%
Quarterly repayment of interest | BCA 2020 - 2024 | Rupiah | Minimum | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.50%	0.50%
Quarterly repayment of interest | BCA 2020 - 2024 | Rupiah | Minimum | IndONIA Rate - 3 Months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.25%	1.25%
Quarterly repayment of interest | BCA 2020 - 2024 | Rupiah | Maximum | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%	1.00%
Quarterly repayment of interest | BCA 2020 - 2024 | Rupiah | Maximum | IndONIA Rate - 3 Months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.89%	1.89%
Quarterly repayment of interest | DBS 2024-2025 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 6,000
Current period payment	Rp 2,167
Quarterly repayment of interest | DBS 2024-2025 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	4.95%	4.95%
Quarterly repayment of interest | DBS 2024-2025 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)	6.50%	6.50%
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.95%	1.95%
Quarterly repayment of interest | Bank Sinarmas 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000
Current period payment	6,500
Quarterly repayment of interest | Bank Danamon 2022 | Rupiah
Borrowings and other credit facilities
Total facility	636
Current period payment	Rp 91
Quarterly repayment of interest | Bank Danamon 2022 | Rupiah | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate (as a percent)	1.50%	1.50%
Quarterly repayment of interest | Bank ANZ 2015 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 440
Current period payment	Rp 22
Quarterly repayment of interest | Bank ANZ 2015 | Rupiah | Minimum | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate (as a percent)	1.40%	1.40%
Quarterly repayment of interest | Bank ANZ 2015 | Rupiah | Maximum | JIBOR - 3 months
Borrowings and other credit facilities
Interest rate (as a percent)	2.00%	2.00%
Repayment of Interest, Semi Annually | BRI 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000
Current period payment	Rp 2,000
Interest rate (as a percent)	6.50%	6.50%
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2021 - 2022 | U.S. Dollar
Borrowings and other credit facilities
Total facility	Rp 0
Current period payment	Rp 0
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2021 - 2022 | U.S. Dollar | SOFR - 6 months
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.82%	1.82%
Repayment of Interest, Semi Annually | Syndication of banks - 2018 | U.S. Dollar
Borrowings and other credit facilities
Total facility	Rp 0
Current period payment	Rp 0
Repayment of Interest, Semi Annually | Syndication of banks - 2018 | U.S. Dollar | SOFR - 6 months
Borrowings and other credit facilities
Interest rate (as a percent)	1.55%	1.55%